SHARE CAPITAL (Details) - CAD ($)				1 Months Ended			12 Months Ended
		Mar. 09, 2017	Mar. 06, 2017	Nov. 30, 2017	Sep. 19, 2017	Aug. 17, 2017	Dec. 31, 2018		Dec. 31, 2017
Balance							$ 70,868,418		$ 10,468,249
February 2017 Private Placement				$ 1,552,535					26,188,200
March 2017 Share issuance on exercise of convertible debt			$ 600,000						877,497
March 2017 Exercise of warrants		$ 545,919			$ 4,257	$ 23,099,955			1,300,000
March 2017 Share issuance on exercise of convertible debt due on demand									1,068,161
March 2017 Share issuance as partial consideration for Warrant Financing									150,000
April 2017 Share issuance in lieu of services									200,000
August 2017 Share issuance on automatic conversion of convertible debt			$ 600,000						4,062,606
September 2017 Exercise of warrants							1,239,875		5,459
November 27, 2017 Exercise of stock options							1,830,691		50,000
November 30, 2017 Private Placement				$ 1,552,535					18,447,465
Exercise of broker warrants							2,113,611		27,008
Units Issued							$ 103,470,364
Balance (in shares)		1,000,000		4,000,000	4,963	2,885,354	567,406
Balance							$ 174,025,794		$ 70,868,418
Share Capital
Balance (in shares)							90,906,265		67,995,919
Balance							$ 104,824,215		$ 53,916,169
February 2017 Private Placement (in shares)	[1]								510,000
February 2017 Private Placement	[1]								$ 1,020,000
March 2017 Share issuance on exercise of convertible debt (in shares)	[2]								644,264
March 2017 Share issuance on exercise of convertible debt	[2]								$ 877,497
March 2017 Exercise of warrants (in shares)	[3]								1,000,000
March 2017 Exercise of warrants	[3]								$ 1,845,919
March 2017 Share issuance on exercise of convertible debt due on demand (in shares)	[4]								1,068,161
March 2017 Share issuance on exercise of convertible debt due on demand	[4]								$ 1,068,161
March 2017 Share issuance as partial consideration for Warrant Financing (in shares)	[5]								75,000
March 2017 Share issuance as partial consideration for Warrant Financing	[5]								$ 150,000
April 2017 Share issuance in lieu of services (in shares)	[6]								100,000
April 2017 Share issuance in lieu of services	[6]								$ 200,000
August 2017 Share issuance on automatic conversion of convertible debt (in shares)	[7]								2,885,354
August 2017 Share issuance on automatic conversion of convertible debt	[7]								$ 4,062,606
August 2017 Share issuance on automatic conversion of Special Warrants (in shares)	[8]								12,584,100
August 2017 Share issuance on automatic conversion of Special Warrants	[8]								$ 23,099,955
September 2017 Exercise of warrants (in shares)							1,127,159	[9]	4,963	[10]
September 2017 Exercise of warrants							$ 2,206,754	[9]	$ 9,716	[10]
Exercise of stock options (in shares)							798,101	[11]	25,000	[12]
November 27, 2017 Exercise of stock options							$ 3,445,256	[11]	$ 88,376	[12]
November 30, 2017 Private Placement (in shares)	[13]								4,000,000
November 30, 2017 Private Placement	[13]								$ 18,447,465
Exercise of broker warrants (in shares)							719,556	[14]	13,504	[15]
Exercise of broker warrants							$ 2,862,769	[14]	$ 38,351	[15]
Units Issued (in shares)	[16]						12,057,405
Units Issued	[16]						$ 93,722,429
Balance (in shares)							105,608,486		90,906,265
Balance							$ 207,061,423		$ 104,824,215

[1]	On February 17, 2017, the Company issued, on a private placement basis, 510,000 common shares of the Company at a price of $2.00 per share for gross proceeds of $1,020,000. No broker fees were paid in respect of the 510,000 common shares issued.
[2]	On March 6, 2017, $600,000 of convertible debt with a total carrying value of $768,807 and $108,690 in accrued interest were converted into common shares at $1.10 per share resulting in the issuance of 644,264 common shares.
[3]	On March 9, 2017, 2 warrants were exercised to purchase 1,000,000 common shares at $1.30 per share for gross proceeds of $1,300,000. The carrying value of the warrants were $545,919.
[4]	On March 15, 2017, $1,000,000 of due on demand convertible debt and $68,161 in accrued interest were converted into common shares at $1.00 per share resulting in the issuance of 1,068,161 common shares.
[5]	As consideration for the special warrant subscription, the Company issued 75,000 common shares to the Agent on March 16, 2017. The value of the shares was measured by reference to the fair value of the common shares of the Company at the grant date. The fair value at the grant date was $2.00 per share.
[6]	On April 28, 2017, 100,000 common shares were issued as consideration for management fees to related parties. The shares were valued at $2.00 per share, as determined by the value of the services received and invoices.
[7]	On August 17, 2017, $3,040,919 of convertible debt and related derivative liability with a total carrying value of $3,929,639 and $132,967 in accrued interest were converted into common shares, in connection with the Company listing on the Canadian Securities Exchange, at $1.10 per share resulting in the issuance of 2,885,354 common shares.
[8]	On August 17, 2017, 12,584,100 Special Warrants were automatically converted into 12,584,100 common shares at $2 per share at a carrying value of $23,099,955, in connection with the Company listing on the Canadian Securities Exchange. There were no proceeds from the conversion of Special Warrants to common shares.
[9]	During the twelve months ended December 31, 2018, 1,127,159 warrants were exercised to purchase 1,127,159 common shares at $1.10 per share for gross proceeds of $1,239,875. The carrying value of the warrants was $966,879.
[10]	On September 19, 2017, 4,963 warrants were exercised to purchase 4,963 common shares at $1.10 per share for gross proceeds $5,459. The carrying value of the warrants was $4,257.
[11]	During the twelve months ended December 31, 2018, 798,101 were exercised at an average strike price of $2.29 per share for gross proceeds of $1,830,690. The carrying value of the options was $1,614,565.
[12]	On November 27, 2017, 25,000 stock options were exercised at $2.00 per share for gross proceeds of $50,000.
[13]	On November 30, 2017, the Company issued, on a private placement basis, 4,000,000 common shares at $5.00 per share for the gross proceeds of $20,000,000. The Company's Agent for the private placement was paid an Agent's Fee of $1,100,000 and was issued Broker Warrants equaling 5.5% of the number of common shares issued as part of the private placement. Total transaction costs for the private placement were $1,552,535.
[14]	During the twelve months ended December 31, 2018, 567,406 broker warrants were exercised to purchase 567,406 common shares at $2.00 per share for gross proceeds of $1,134,812. The carrying value of the warrants was $476,508. During the twelve months ended December 31, 2018, 121,000 broker warrants were exercised to purchase 121,000 common shares at $5.00 broker warrants per share for gross proceeds of $605,000. The carrying value of the warrants was $218,207. During the twelve months ended December 31, 2018, 31,150 broker warrants were exercised to purchase 31,150 common shares at $12.00 per share for gross proceeds of $373,800. The carrying value of the warrants was $54,442.
[15]	During the year ended December 31, 2017, 13,504 warrants were exercised to purchase 13,504 common shares at $2.00 per share for gross proceeds $27,008. The carrying value of the warrants was $11,343.
[16]	On June 5, 2018 the Company issued, on a bought deal basis, 11,155,000 units at $9.00 per unit for gross proceeds of $100,395,000. There were transaction costs for the bought deal of $6,156,239. Each unit issued consisted of one common share and one-half of one common share purchase warrant (see Note 15(v)). The total net proceeds of the bought deal were allocated to Common Share Capital and Warrants in the amounts of $84,490,826 and $9,747,935 respectively. On October 17, 2018, the Company finalized a partnership with Kindred Partners Inc., a wholly-owned subsidiary of Breakthru Beverage Group ("Breakthru"). Breakthru purchased 902,405 common shares of the Company at $10.23 per share for gross proceeds of $9,231,600. In addition, Breakthru was issued warrants to purchase up to an additional 2,000,000 common shares (see Note 15(vi)).